GMACM Home Equity Loan Trust 2006-HE1
        GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE1

Cut-Off Period Date                                  09/30/06
Determination Date                                   10/18/06
Record Date                                          10/24/06
Payment Date                                         10/25/06
Actual Days in Accrual Period (30/360)                     30
Accrual Period (30/360)                                    30

Servicing Certificate
Beginning Pool Balance                        1,250,427,063.30
Beginning PFA                                            0.00
Ending Pool Balance                           1,257,897,025.60
Ending PFA Balance                                          -
Principal Collections                           52,021,336.75
Principal Draws                                 16,658,688.40
Net Principal Collections                                   -

Active Loan Count                                      26,527

Current Month Repurchases - Units                           4
Current Month Repurchases - Dollars                160,325.10

Additional Mortgage Loans - Revolving Period    42,999,999.71

Net Interest Collections                         8,927,089.56

Net WAC Rate                                         8.08549%
Substitution Adjustment Amount                           0.00

Note Rate                                            5.54000%

                                                 Beginning         Ending
Term Notes                                        Balance          Balance        Factor    Principal Interest
----------                                        -------          -------        ------    ----------------
Class A-1                                     1,274,156,000.00 1,274,156,000.00  1.0000000   0.00   5,882,353.53
Variable Funding Note                                       -                 -  0.0000000   0.00           0.00

Certificates                                         -                -              -         -            0.00


                                                Interest      Security
Term Notes (continued)                          Shortfal      Percent  Coupon
----------                                      ---------     ------  ------
Class A-1                                        0.00         100.00%  5.54000%
Variable Funding Note                            0.00          0.00%   0.00000%

Certificates                                       -               -        -




Beginning Overcollateralization Amount          22,120,908.04
Overcollateralization Amount Increase (Decrease) 2,778,365.76
Outstanding Overcollateralization Amount        24,899,273.80
Overcollateralization Target Amount             34,624,739.42

Credit Enhancement Draw Amount                           0.00
Unreimbursed Prior Draws                                 0.00


                                                                   Number         Percent      Foreclosure
                                                      Balance     of Loans      of Balance   Units   Dollars

Delinquent Loans (30 Days)*                     11,999,348.89        227           0.95%       0                -
Delinquent Loans (60 Days)*                      3,084,769.30        63            0.25%       0                -
Delinquent Loans (90 Days)*                      2,076,994.28        30            0.17%       3       110,699.91
Delinquent Loans (120 Days)*                     1,438,129.91        20            0.11%       9       450,445.03
Delinquent Loans (150 Days)*                       729,045.41        11            0.06%       6       189,352.68
Delinquent Loans (180 + Days)*                      14,878.07         1            0.00%       2        37,886.00
REO                                                      0.00         0            0.00%
Bankruptcy                                         747,258.39        19            0.06%
Foreclosures                                       946,300.76        22            0.08%


                                                Bankruptcy            REO
(Continued)                                     Units  Dollars       Units   Dollars

Delinquent Loans (30 Days)*                            0                -      0.00
Delinquent Loans (60 Days)*                            1        63,001.10      0.00
Delinquent Loans (90 Days)*                            1        48,771.80      0.00
Delinquent Loans (120 Days)*                           1        54,787.40      0.00
Delinquent Loans (150 Days)*                           0                -      0.00
Delinquent Loans (180 + Days)*                         2                -      0.00
REO
Bankruptcy
Foreclosures





*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                             Liquidation To-Date    Percent of
                                              ----------------   Orginal Balance
Beginning Loss Amount                              420,398.19
Current Month Loss Amount                          167,389.06
Current Month Recoveries                                 0.00
                                              ----------------
Net Ending Loss Amount                             587,787.25             0.05%

                                                                Recovery To-Date
                                              ----------------------------------
Beginning Recovery Amount                                0.00
Current Month Recovery Amount                            0.00
                                              ----------------
Ending Recovery Amount                                   0.00

                                              Special Hazard        Fraud           Bankruptcy
Beginning Amount                                         0.00              0.00        0.00
Current Month Loss Amount                                0.00              0.00        0.00
Ending Amount                                            0.00              0.00        0.00

Liquidation Loss Distribution Amounts                    0.00
Extraordinary Event Losses                               0.00
Excess Loss Amounts                                      0.00





Capitalized Interest Account
Beginning Balance                                        0.00
Withdraw relating to Collection Period                   0.00
Interest Earned (Zero, Paid to Funding Account)          0.00
                                              ----------------
Ending Capitalized Interest Account Balance as of        0.00
Payment
Interest earned for Collection Period                    0.00
Interest withdrawn related to prior Collection Period    0.00

Funding Account
Beginning Funding Account Balance               45,849,844.74
Deposit to Funding Account                      38,308,403.17
Payment for Additional Purchases               (42,999,999.71)
Balance in Pre-Funding Account transfer to                  -
Funding Account
Remaing Balance due to Noteholders                          -
                                              ----------------
Ending Funding Account Balanceas of Payment     41,158,248.20
Date
Interest earned for Collection Period               28,434.39
Interest withdrawnrelated to prior Collection       18,220.86
Period

Prefunding Account
Beginning Balance                                        0.00
Additional Purchases during Revolving Period             0.00
Balancein Pre-Funding Account transfer to Funding        0.00
Account
Excess of Draws over Principal Collections               0.00
                                              ----------------
Total Ending Balance as of Payment Date                  0.00
Interest earned for Collection Period                    0.00
Interest withdrawn related to prior Collection Period    0.00

Cash Flows Received
Principal Collections                           52,021,336.75
Advances                                        16,658,688.40
Interest Collections                             9,448,100.84
Capital Interest Account withdrawal                      0.00
Reinvestment Income                                 28,434.39
Servicer Advances                                           -
Substitution Adjustment Amount                              -
Recovery Amounts                                         0.00
                                              ----------------
                                              ----------------
Total Cash Flows Received                       44,839,183.58

Cash Flows Distributed
Principal Distribution to Noteholders                       -
Interest Distribution                            5,882,353.53
Funds sent to Funding Account                   38,308,403.17
Residual Amount - Certificates                              -
Servicer Advances - Reimbursement                           -
GMACM Service Fee                                  521,011.28
GMACM Recovery Fee                                          -
Credit Enhancer Fee - FGIC                         127,415.60
                                              ----------------
                                              ----------------
Total Cash Flows Distributed                    44,839,183.58

Net Cash Flows Remaining                                 0.00

Trigger Analysis

Excess Spread Amount                             2,749,931.37
Excess Spread Percentage                                2.64%
Excess Spread Required Percentage                       2.00%

Rolling 3 Month Delinquency Percentage                  0.54%
Rolling 3 Month Delinquency Required Percentage         4.00%

Aggregate Liquidation Percentage                        0.05%
Aggregate Liquidation Required Percentage               2.00%

Servicing Termination Event                         No

Rolling 3 Month Delinquency Percentage                  0.54%
Rolling 3 Month Delinquency Required Percentage         3.50%

Aggregate Liquidation Percentage                        0.05%
Aggregate Liquidation Required Percentage               1.50%

Excess Spread Test Satisfied                        Yes

Servicing Trigger Event                             No

Step Down Date                                      No

Security Period
Revolving Period                                    Yes
Managed Amortization                                No
Rapid Amortization                                  No